UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-21630
                                                    -----------
                            NT Alpha Strategies Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             50 South LaSalle Street
                                Chicago, IL 60603
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

         Joseph W. McInerney, President and Principal Executive Officer
                            NT Alpha Strategies Fund
                         300 Atlantic Street, Suite 400
                               Stamford, CT 06901
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 630-6000
                                                          ---------------
                   Date of fiscal year end: March 31
                                            ------------------
                   Date of reporting period: December 31, 2006
                                            ------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

The registrant's schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), is as follows:


NT ALPHA STRATEGIES FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2006 (UNAUDITED)
NT ALPHA STRATEGIES FUND


                                                     FAIR
                                                     VALUE
                                                  (ROUNDED TO
                                                   THOUSANDS)

SUB-FUNDS - 88.3%
Commodity Trading Advisor - 5.8%
(Cost $5,325,000)
   Cornerstone International Value Fund, LLC       $2,098,000
   Cornerstone International Value Fund, LLC,
      Series F                                        332,000
   Rotella Polaris Fund, LLC                        3,479,000
-------------------------------------------------------------
                                                    5,909,000
-------------------------------------------------------------
Emerging Markets - 3.3%
(Cost $2,700,000)
   Everest Capital Frontier, L.P.                   3,294,000

Equity Market Neutral - 7.9%
(Cost $6,661,000)
   O'Connor Global Fundamental Long/Short, LLC      4,391,000
   Temujin Fund, L.P.                               3,648,000
-------------------------------------------------------------
                                                    8,039,000
-------------------------------------------------------------
Event Driven - 1.1%
(Cost $1,000,000)
   Paulson Advantage Plus, L.P.                     1,064,000
-------------------------------------------------------------
Fixed Income Arbitrage - 8.5%
(Cost $7,657,000)
   Burnaby Catastrophe Fund, L.P. *                   316,000
   Carrington Investment Partners (US), L.P.        2,276,000
   Nephila Catastrophe Fund, L.P. *                 2,125,000
   Parkcentral Global, L.P.                         3,895,000
-------------------------------------------------------------
                                                    8,612,000
-------------------------------------------------------------
Global Macro - 7.1%
(Cost $6,050,000)
   Galtere International Master Fund, L.P.          3,622,000
   Third Wave Global Macro Fund, L.P.               3,572,000
-------------------------------------------------------------
                                                    7,194,000
-------------------------------------------------------------
Japan Long/Short - 2.8%
(Cost $2,800,000)
   Myojo Japan Long/Short Fund, L.P.                2,795,000
-------------------------------------------------------------
Non-US Equity Hedge - 8.1%
(Cost $6,905,000)
   Hillsdale Canadian Long/Short Equity Fund, LLC,
   Class B                                          1,442,000
   Pegasus Leveraged Fund Limited                   3,733,000
   Zebedee European Fund, L.P.                      2,968,000
-------------------------------------------------------------
                                                    8,143,000
-------------------------------------------------------------

                                                     FAIR
                                                     VALUE
                                                  (ROUNDED TO
                                                   THOUSANDS)

SUB-FUNDS - 88.3% -- CONTINUED
Relative Value Arbitrage - 5.2%
(Cost $5,394,000)
   TCM Spectrum Fund (QP), L.P.                      $372,000
   Tennenbaum Multi-Strategy Fund I LLC             4,335,000
   Triton Fund, L.P.                                  607,000
-------------------------------------------------------------
                                                    5,314,000
-------------------------------------------------------------
Sector Hedge - 10.4%
(Cost $10,050,000)
   FrontPoint Energy Horizons Fund, L.P.            3,117,000
   Keel Partners, L.P.                              3,107,000
   Loomis Sayles Consumer Discretionary Hedge
      Fund, L.P.                                    4,310,000
-------------------------------------------------------------
                                                   10,534,000
-------------------------------------------------------------
Short Bias - 5.0%
(Cost $5,000,000)
   Dialectic Capital, LLC                           1,308,000
   Perennial Investors (QP), L.P.                   3,773,000
-------------------------------------------------------------
                                                    5,081,000
-------------------------------------------------------------
Special Situations - 13.4%
(Cost $10,750,000)
   Courage Special Situations Fund, L.P., Class
      B&C                                           4,432,000
   DDJ October Fund Onshore Feeder, L.P.            4,577,000
   York Distressed Opportunities Fund, L.P.         4,536,000
-------------------------------------------------------------
                                                   13,545,000
-------------------------------------------------------------
Statistical Arbitrage - 3.4%
(Cost $2,948,000)
   AQR Global Stock Selection Institutional
      Fund, L.P.                                    3,433,000
-------------------------------------------------------------
US Equity Hedge - 6.3%
(Cost $5,673,000)
   Alydar QP Fund, L.P.                             4,296,000
   CCM Small Cap Value Qualified Fund, L.P.         1,059,000
   Redstone Investors, L.P.                         1,005,000
-------------------------------------------------------------
                                                    6,360,000
-------------------------------------------------------------
Total Sub-Funds
-------------------------------------------------------------
(Cost $78,913,000)                                 89,317,000

                   QUARTERLY REPORT 1 NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2006 (UNAUDITED)
NT ALPHA STRATEGIES FUND (continued)


                                      PRINCIPAL         FAIR
                                       AMOUNT           VALUE
-------------------------------------------------------------
CASH EQUIVALENT - 2.5%
   ING Bank, Amsterdam,
      Eurodollar Time Deposit,
      5.28%, 1/3/07                  $2,498,000    $2,498,000
-------------------------------------------------------------
Total Cash Equivalent
-------------------------------------------------------------
(Cost $2,498,000)                                   2,498,000
-------------------------------------------------------------
TOTAL INVESTMENTS - 90.8%
-------------------------------------------------------------
(Cost $81,411,000)                                 91,815,000
-------------------------------------------------------------
      Other Assets less Liabilities - 9.2%          9,311,000
-------------------------------------------------------------
NET ASSETS - 100.0%                              $101,126,000

* A portion of the underlying investments value in the Burnaby Catastrophe Fund, L.P. and Nephila Catastrophe Fund, L.P. was placed in a side pocket arrangement. The Fund will not be able to redeem such value until the amount is released from the respective side pocket arrangement, which is approximately 0.7% of the Fund's net assets.

Sub-Fund investments are non-income producing.

At December 31, 2006, the NT Alpha Strategies Fund's investments as a percentage of total net assets were diversified as follows:



SECTOR WEIGHTINGS                                  PERCENTAGE
Commodity Trading Advisor                                 5.8%
Emerging Markets                                          3.3
Equity Market Neutral                                     7.9
Event Driven                                              1.1
Fixed Income Arbitrage                                    8.5
Global Macro                                              7.1
Japan Long/Short                                          2.8
Non-US Equity Hedge                                       8.1
Relative Value Arbitrage                                  5.2
Sector Hedge                                             10.4
Short Bias                                                5.0
Special Situations                                       13.4
Statistical Arbitrage                                     3.4
US Equity Hedge                                           6.3
Cash, Cash Equivalent and Other Assets less
   Liabilities                                           11.7
-------------------------------------------------------------
Total                                                  100.0%

At December 31, 2006, the NT Alpha Strategies Fund's Sub-Funds investments were domiciled as follows:



                                                     FAIR
COUNTRIES                              COST         VALUE

Bermuda                              $2,574,000    $3,733,000
British Virgin Islands                3,000,000     3,622,000
Cayman Islands                        2,823,000     2,968,000
United States                        70,516,000    78,994,000
-------------------------------------------------------------
Total                                             $89,317,000

At December 31, 2006, the components of investments for federal income tax purposes as follows:

Federal tax cost of investments                   $81,411,000
-------------------------------------------------------------
Gross tax appreciation of investments             $11,387,000
Gross tax depreciation of investments               (983,000)
-------------------------------------------------------------
Net tax appreciation of investments               $10,404,000
-------------------------------------------------------------

                   NT ALPHA STRATEGIES FUND 2 QUARTERLY REPORT

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

                                   SIGNATURES


     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)      NT Alpha Strategies Fund
                  ------------------------
By:               /s/ Joseph W. McInerney
                  --------------------------------------------
                  Joseph W. McInerney, President
                  (Principal Executive Officer)

Date:             February 27, 2007
                  -----------------


     Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


(Registrant)      NT Alpha Strategies Fund
                  ------------------------
By:               /s/ Joseph W. McInerney
                  --------------------------------------------
                  Joseph W. McInerney, President
                  (Principal Executive Officer)


Date:             February 27, 2007
                  -----------------

By:               /s/ Stuart N. Schuldt
                  --------------------------------------------
                  Stuart N. Schuldt, Treasurer
                  (Principal Financial and Accounting Officer)


Date:             February 27, 2007
                  -----------------